PROPERTY AND EQUIPMENT (Details Narrative) - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 215,859	$ 184,975
Cost of Sales [Member] | Trucks And Tractors [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	212,939	182,796
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 2,920	$ 2,179